ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.9%
	ASSET MANAGEMENT — 0.8%
1,874,000	Oppenheimer Holdings, Inc.		5.5000	10/01/25	$ 1,939,590

	AUTOMOTIVE — 1.7%
3,654,000	Tenneco, Inc.(a)		7.8750	01/15/29	4,129,020

	COMMERCIAL SUPPORT SERVICES — 10.3%
7,093,000	APX Group, Inc.		7.6250	09/01/23	7,255,430
8,545,000	Cimpress NV(a)		7.0000	06/15/26	8,972,250
5,096,000	Quad/Graphics, Inc.		7.0000	05/01/22	5,096,000
3,949,000	RR Donnelley & Sons Co.(a)		6.1250	11/01/26	4,156,323
					25,480,003
	ENGINEERING & CONSTRUCTION — 1.9%
4,558,000	Brundage-Bone Concrete Pumping Holdings, Inc.(a)		6.0000	02/01/26	4,763,110

	ENTERTAINMENT CONTENT — 5.5%
8,667,000	AMC Networks, Inc.		5.0000	04/01/24	8,797,006
4,673,000	Lions Gate Capital Holdings, LLC(a)		5.5000	04/15/29	4,783,750
					13,580,756
	FOOD — 9.9%
4,817,000	B&G Foods, Inc.		5.2500	09/15/27	5,015,701
9,652,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc.(a)		8.5000	12/15/22	9,881,235
8,404,000	Del Monte Foods, Inc.(a)		11.8750	05/15/25	9,538,540
					24,435,476
	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%
2,540,000	Resolute Forest Products, Inc.(a)		4.8750	03/01/26	2,622,550

	HOME CONSTRUCTION — 3.0%
1,482,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	1,606,118
1,957,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	1,991,248
3,636,000	PGT Innovations, Inc.(a)		6.7500	08/01/26	3,822,344
					7,419,710
	INTERNET MEDIA & SERVICES — 1.3%
3,134,000	Millennium Escrow Corporation B(a)		6.6250	08/01/26	3,201,788
ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.9% (Continued)
	MACHINERY — 4.2%
5,168,000	Cleaver-Brooks, Inc.(a)		7.8750	03/01/23	$ 5,103,400
5,093,000	Werner FinCo, L.P.(a)		8.7500	07/15/25	5,296,720
					10,400,120
	PUBLISHING & BROADCASTING — 2.9%
6,881,000	Cengage Learning, Inc.(a)		9.5000	06/15/24	7,051,085

	RETAIL - CONSUMER STAPLES — 3.6%
8,724,000	Fresh Market, Inc.(a)		9.7500	05/01/23	8,985,720

	RETAIL - DISCRETIONARY — 7.5%
1,976,000	Ambience Merger Sub, Inc.(a)		4.8750	07/15/28	1,983,410
11,867,000	Caleres, Inc.		6.2500	08/15/23	11,896,668
4,364,000	Magic MergerCo, Inc.(a)		5.2500	05/01/28	4,516,740
45,285,000	Tailored Brands, Inc.(b)		7.0000	07/01/22	199,254
					18,596,072
	SOFTWARE — 1.4%
3,244,000	Veritas US, Inc.(a)		7.5000	09/01/25	3,357,540

	SPECIALTY FINANCE — 4.0%
4,735,000	Alliance Data Systems Corp.(a)		7.0000	01/15/26	5,084,206
4,560,000	PRA Group, Inc.(a)		7.3750	09/01/25	4,879,200
					9,963,406
	TECHNOLOGY HARDWARE — 3.9%
648,000	Avaya, Inc.(a)		6.1250	09/15/28	693,360
8,803,000	Diebold Nixdorf, Inc.		8.5000	04/15/24	8,971,269
					9,664,629
	TECHNOLOGY SERVICES — 1.7%
1,843,000	Austin BidCo, Inc.(a)		7.1250	12/15/28	1,884,468
2,253,000	Nielsen Finance, LLC / Nielsen Finance Company(a)		5.6250	10/01/28	2,379,731
					4,264,199
	TRANSPORTATION & LOGISTICS — 2.9%
564,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.(a)		8.0000	09/20/25	633,090
ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 69.9% (Continued)
	TRANSPORTATION & LOGISTICS — 2.9% (Continued)
5,814,000	Western Global Airlines, LLC(a)		10.3750	08/15/25	$ 6,547,087
					7,180,177
	WHOLESALE - CONSUMER STAPLES — 2.3%
4,125,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	4,444,687
1,198,000	US Foods, Inc.(a)		6.2500	04/15/25	1,261,734
					5,706,421
	TOTAL CORPORATE BONDS (Cost $193,303,988)				172,741,372

		Spread
	TERM LOANS — 25.9%
	BEVERAGES — 1.7%
4,472,070	Arctic Glacier Co.(b)	US0003M + 3.50%	4.5000	03/20/24	4,259,646

	CHEMICALS — 2.6%
6,280,931	AgroFresh, Inc.(b)	US0001M + 6.25%	7.2500	12/27/24	6,284,888

	COMMERCIAL SUPPORT SERVICES — 6.5%
4,000,000	APX Group, Inc.(b)	US0001M + 3.00%	4.0000	07/10/28	3,968,000
11,994,325	Cast & Crew Payroll, LLC(b)	US0001M + 3.75%	3.8420	02/07/26	11,891,534
					15,859,534
	FORESTRY, PAPER & WOOD PRODUCTS — 1.8%
4,519,845	Neenah, Inc.(b)	US0001M + 0.50%	3.5000	03/18/28	4,511,393

	INDUSTRIAL INTERMEDIATE PROD — 0.7%
1,842,215	Werner FinCo, L.P.(b)	US0001M + 3.50%	5.0000	07/24/24	1,833,004

	RETAIL - DISCRETIONARY — 1.3%
3,243,000	Ambience Merger Sub, Inc.(b)	US0003M + 4.25%	4.7500	06/24/28	3,230,839

ZEO SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 25.9% (Continued)
	SOFTWARE — 11.1%
2,631,329	A&V Holdings Midco, LLC(b)	US0001M + 5.375%	6.3750	02/28/27	$ 2,611,594
3,341,339	Hyland Software, Inc.(b)	US0003M + 3.50%	4.2500	07/01/24	3,339,936
12,892,000	Hyland Software, Inc.(b)	US0003M + 6.25%	7.0000	07/10/25	12,988,689
4,630,000	McAfee Enterprise Business(b)	US0003M + 5.00%	5.7500	05/03/28	4,606,320
3,783,458	Veritas US, Inc.(b)	US0001M + 5.00%	6.0000	09/01/25	3,804,267
					27,350,806
	WHOLESALE - CONSUMER STAPLES — 0.2%
495,109	United Natural Foods, Inc.(b)	US0001M + 3.50%	3.6210	10/22/25	493,139

	TOTAL TERM LOANS (Cost $63,873,785)				63,823,249

	SHORT TERM INVESTMENTS — 4.9%
	U.S. TREASURY OBLIGATIONS - 4.9%
11,983,000	United States Treasury Bill(c)		–	08/10/21	11,982,906
	TOTAL SHORT TERM INVESTMENTS (Cost $11,982,906)

	TOTAL INVESTMENTS - 100.7% (Cost $269,160,679)				$ 248,547,527
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%				(1,736,409)
	NET ASSETS - 100.0%				$ 246,811,118

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is 123,570,454 or 50.1% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Zero coupon bond.

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.1%
	AUTOMOTIVE — 2.2%
139,000	Tenneco, Inc.(a)		5.1250	04/15/29	$ 142,823

	COMMERCIAL SUPPORT SERVICES — 5.7%
179,000	Cimpress NV(a)		7.0000	06/15/26	187,950
191,000	Quad/Graphics, Inc.		7.0000	05/01/22	191,000
					378,950
	ENTERTAINMENT CONTENT — 0.9%
59,000	Lions Gate Capital Holdings, LLC(a)		5.5000	04/15/29	60,398

	FOOD — 5.6%
184,000	Cooke Omega Investments, Inc.(a)		8.5000	12/15/22	188,370
165,000	Del Monte Foods, Inc.(a)		11.8750	05/15/25	187,275
					375,645
	HOME CONSTRUCTION — 3.8%
127,000	Patrick Industries, Inc.(a)		4.7500	05/01/29	129,222
119,000	PGT Innovations, Inc.(a)		6.7500	08/01/26	125,099
					254,321
	INTERNET MEDIA & SERVICES — 4.0%
177,000	Cars.com, Inc.(a)		6.3750	11/01/28	188,544
79,000	Millennium Escrow Corporation B(a)		6.6250	08/01/26	80,709
					269,253
	LEISURE PRODUCTS — 1.9%
116,000	Winnebago Industries, Inc.(a)		6.2500	07/15/28	124,700

	MACHINERY — 5.7%
239,000	Cleaver-Brooks, Inc.(a)		7.8750	03/01/23	236,012
140,000	Werner FinCo, L.P.(a)		8.7500	07/15/25	145,600
					381,612
	PUBLISHING & BROADCASTING — 3.7%
237,000	Cengage Learning, Inc.(a)		9.5000	06/15/24	242,858

	RETAIL - CONSUMER STAPLES — 3.8%
243,000	Fresh Market, Inc.(a)		9.7500	05/01/23	250,290
ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 55.1% (Continued)
	RETAIL - DISCRETIONARY — 5.2%
275,000	Caleres, Inc.		6.2500	08/15/23	$ 275,687
61,000	Magic MergerCo, Inc.(a)		5.2500	05/01/28	63,135
1,795,000	Tailored Brands, Inc.(b)		7.0000	07/01/22	7,898
					346,720
	SOFTWARE — 1.9%
121,000	Veritas US, Inc.(a)		7.5000	09/01/25	125,235

	SPECIALTY FINANCE — 1.9%
117,000	Alliance Data Systems Corp.(a)		7.0000	01/15/26	125,629

	TECHNOLOGY HARDWARE — 2.8%
184,000	Diebold Nixdorf, Inc.		8.5000	04/15/24	187,517

	TECHNOLOGY SERVICES — 2.1%
135,000	Austin BidCo, Inc.(a)		7.1250	12/15/28	138,038

	TRANSPORTATION & LOGISTICS — 2.0%
116,000	Western Global Airlines, LLC(a)		10.3750	08/15/25	130,626

	WHOLESALE - CONSUMER STAPLES — 1.9%
117,000	United Natural Foods, Inc.(a)		6.7500	10/15/28	126,068

	TOTAL CORPORATE BONDS (Cost $4,274,323)				3,660,683

		Spread
	TERM LOANS — 38.1%
	CHEMICALS — 7.1%
471,111	AgroFresh, Inc.(c)	US0001M + 6.25%	7.2500	12/27/24	471,408

ZEO SUSTAINABLE CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 38.1% (Continued)
	COMMERCIAL SUPPORT SERVICES — 5.9%
394,940	Cast & Crew Payroll, LLC(c)	US0001M + 3.75%	3.8420	02/07/26	$ 391,555

	INDUSTRIAL INTERMEDIATE PROD — 2.3%
152,604	Werner FinCo, L.P.(c)	US0001M + 3.50%	5.0000	07/24/24	151,841

	RETAIL - DISCRETIONARY — 3.9%
257,000	Ambience Merger Sub, Inc.(c)	US0003M + 4.25%	4.7500	06/24/28	256,036

	SOFTWARE — 18.9%
318,038	A&V Holdings Midco, LLC(c)	US0001M + 5.375%	6.3750	02/28/27	315,653
382,800	Hyland Software, Inc.(c)	US0003M + 3.50%	7.0000	07/10/25	385,670
370,000	McAfee Enterprise Business (c)	US0003M + 5.00%	5.7500	05/03/28	368,060
186,592	Veritas US, Inc.(c)	US0001M + 5.00%	6.0000	09/01/25	187,619
					1,257,002

	TOTAL TERM LOANS (Cost $2,474,925)				2,527,842

	SHORT TERM INVESTMENTS — 7.1%
	U.S. TREASURY OBLIGATIONS - 7.1%
471,000	United States Treasury Bill(d)		–	08/10/21	470,996
	TOTAL SHORT TERM INVESTMENTS (Cost $470,996)

	TOTAL INVESTMENTS - 100.3% (Cost $7,220,244)				$ 6,659,521
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%				(20,336)
	NET ASSETS - 100.0%				$ 6,639,185

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021 the total market value of 144A securities is 2,998,581 or 45.2% of net assets.
(b)	Represents issuer in default on interest payments; non-income producing security.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Zero coupon bond.